Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Series A Convertible Preferred Shares	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Non- Controlling Interest	Total
Balance at Dec. 31, 2020		$ 963	$ 984	$ 12,269,761	$ (2,952,362)	$ (17,468)		$ 9,301,878
Balance (in Shares) at Dec. 31, 2020		9,627,553	9,843,096
Effect of a modification of the existing warrants as debt issuance costs (ASU 2021-04)
Issuance of January 2021 Call Options for service				1,909,000				1,909,000
Conversion of Debenture into ordinary shares		$ 89		1,611,511				1,611,600
Conversion of Debenture into ordinary shares (in Shares)		889,667
December 2020 Warrants		$ 1,420		27,398,580				27,400,000
December 2020 Warrants (in Shares)		14,200,000
2020 PIPE Warrants		$ 77		1,541,588				$ 1,541,665
2020 PIPE Warrants (in Shares)		770,833						770,833
Issuance of ordinary shares in connection with 2020 Share Incentive Plan		$ 148		(148)
Issuance of ordinary shares in connection with 2020 Share Incentive Plan (in Shares)		1,486,504
Issuance of ordinary shares to Yun Tian		$ 36		777,935				777,971
Issuance of ordinary shares to Yun Tian (in Shares)		353,623
Exercise of January 2021 Call Options		$ 200		3,999,800				4,000,000
Exercise of January 2021 Call Options (in Shares)		2,000,000
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs	$ 4,231,453			2,067,547				6,299,000
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs (in Shares)	7,000
conversion feature (“BCF”) of Series A Convertible Preferred Shares	$ (1,562,905)			1,562,905
Series A Convertible Preferred Shares in connection with BCF	1,562,905			(1,562,905)
n Series A Convertible Preferred Shares				(195,000)				(195,000)
Conversion of Series A Convertible Preferred Shares and accrued dividends	$ (302,247)	$ 35		302,212
Conversion of Series A Convertible Preferred Shares and accrued dividends (in Shares)	(500)	349,789
Convertible Preferred Shares and detachable December 2021 Warrants, net of costs				942,448				942,448
BCF of Series B Convertible Preferred Shares				1,613,080				1,613,080
Deemed dividend on Series B Convertible Preferred Shares in connection with BCF and accretion of discounts				(36,299)				(36,299)
on Series B Convertible Preferred Shares				(16,000)				(16,000)
Acquisition of noncontrolling interest				(128,804)			88,804	(40,000)
Net Income (loss)					22,782		(849,479)	(826,697)
Other comprehensive income loss						(40,064)		(40,064)
Balance at Dec. 31, 2021	$ 3,929,206	$ 2,968	$ 984	54,057,211	(2,929,580)	(57,532)	(760,675)	54,242,582
Balance (in Shares) at Dec. 31, 2021	6,500	29,677,969	9,843,096
Effect of early adoption of ASU 2020-06				(1,590,676)				(1,590,676)
Series B Convertible Preferred Shares in connection with accretion of discounts				(187,353)				(187,353)
Conversion of Series B Convertible Preferred Shares and accrued dividends		$ 516		3,016,284				3,016,800
Conversion of Series B Convertible Preferred Shares and accrued dividends (in Shares)		5,158,472
Issuance of ordinary shares to nonemployees in connection with 2020 Share Incentive Plan		$ 245		1,837,255				1,837,500
Issuance of ordinary shares to nonemployees in connection with 2020 Share Incentive Plan (in Shares)		2,450,000
Effect of a modification of the existing warrants as debt issuance costs (ASU 2021-04)				1,330,271				1,330,271
Conversion of May 2022 Convertible Debenture and the payment of make-whole interest by shares		$ 319		1,074,569				1,074,888
Conversion of May 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)		3,194,885
Contribution from noncontrolling shareholder							1,713,775	1,713,775
Conversion of Series A Convertible Preferred Shares and accrued dividends	$ (3,929,206)	$ 828		4,123,378				195,000
Conversion of Series A Convertible Preferred Shares and accrued dividends (in Shares)	(6,500)	8,280,270
Net Income (loss)					(31,563,283)		(2,411,158)	(33,974,441)
Other comprehensive income loss						(245,681)		(245,681)
Balance at Dec. 31, 2022		$ 4,876	$ 984	63,660,939	(34,492,863)	(303,213)	(1,458,058)	27,412,665
Balance (in Shares) at Dec. 31, 2022		48,761,596	9,843,096
Effect of a modification of the existing warrants as debt issuance costs (ASU 2021-04)
Conversion of August 2022 Convertible Debenture and the payment of make-whole interest by shares		$ 3,949		3,678,708				3,682,657
Conversion of August 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)		39,489,758
Conversion of December 2022 Convertible Debenture and the payment of make-whole interest by shares		$ 7,100		3,121,473				3,128,573
Conversion of December 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)		70,999,400
Issuance of Warrants H in consideration for the investor to purchase September 2023 Convertible Debenture				2,000				2,000
Issuance of Class A ordinary shares as a result of the partial exercise of Warrants E		$ 2,000		697,200				699,200
Issuance of Class A ordinary shares as a result of the partial exercise of Warrants E (in Shares)		20,000,000
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan			$ 1,400	371,933				373,333
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan (in Shares)			14,000,000
Net contributions from noncontrolling shareholder							(1,277,454)	(1,277,454)
Net Income (loss)					(5,259,008)		(568,041)	(5,827,049)
Other comprehensive income loss						34,651	183,033	217,684
Balance at Dec. 31, 2023		$ 17,925	$ 2,384	$ 71,532,253	$ (39,751,871)	$ (268,562)	$ (3,120,520)	$ 28,411,609
Balance (in Shares) at Dec. 31, 2023		179,250,754	23,843,096